Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [Abstract]
Information of income and expense for each operating segment

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2017, 2018 and 2019:

	2017
	Banking (*)		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953
Net fees and commission income		816,795	359,408	297,718	53,271	180,510	3,252	1,710,954
Impairment losses on financial assets		(674,706)	(291,694)	(15,752)	(13,162)	(36,830)	18,596	(1,013,548)
General and administrative expenses		(3,149,436)	(831,927)	(444,935)	(222,650)	(234,649)	72,399	(4,811,198)
Other income (expense), net		(11,556)	567,234	(17,229)	(385,226)	53,815	(106,173)	100,865

Operating income		2,088,985	1,304,075	252,849	160,150	32,077	(8,110)	3,830,026
Equity method income (loss)		1,306	—	12,081	(910)	8,796	(880)	20,393
Income tax expense		418,679	285,853	63,472	41,441	32,805	6,153	848,403

Profit for the period	~~W~~	1,623,425	1,012,755	211,919	120,642	9,600	(29,136)	2,949,205

Controlling interest	~~W~~	1,623,184	1,027,823	211,907	120,642	9,600	(74,340)	2,918,816
Non-controlling interests		241	(15,068)	12	—	—	45,204	30,389

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089
Net fees and commission income		850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997
Reversal of (provision for) ACL		(250,134)	(466,447)	(9,226)	(13,400)	(10,238)	1,568	(747,877)
General and administrative expenses		(3,098,629)	(751,580)	(493,906)	(227,740)	(263,046)	93,326	(4,741,575)
Other income (expense), net		(163,104)	74,954	17,963	(409,151)	80,857	(131,739)	(530,220)

Operating income(loss) (expense)		3,046,592	873,070	332,870	181,231	102,019	(36,368)	4,499,414
Equity method income (loss)		(977)	—	15,228	(1,026)	6,909	(2,646)	17,488
Income tax expense		832,494	225,837	95,438	50,429	59,556	4,591	1,268,345

Profit for the year	~~W~~	2,195,263	629,307	251,268	131,021	49,168	(57,762)	3,198,265

Controlling interest	~~W~~	2,194,950	630,993	251,265	131,021	49,168	(100,675)	3,156,722
Non-controlling interests		313	(1,686)	3	—	—	42,913	41,543

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,564	(238,675)	9,737,964
Net fees and commission income		950,389	403,259	351,303	167,324	272,244	(4,000)	2,140,519
Reversal of (provision for) allowance for credit loss (“ACL”)		(389,004)	(566,415)	1,325	(797)	(25,030)	(771)	(980,692)
General and administrative expenses		(3,177,158)	(745,848)	(511,418)	(443,013)	(335,090)	77,853	(5,134,674)
Other income (expense), net		(211,882)	(33,204)	(59,006)	(786,103)	129,272	244,056	(716,867)

Operating income		3,161,807	811,758	240,056	585,206	168,960	78,463	5,046,250
Equity method income (loss)		(764)	—	18,163	(1,296)	12,265	24,919	53,287
Income tax expense		718,650	205,863	68,311	187,608	73,213	15,479	1,269,124

Profit for the year	~~W~~	2,256,652	609,582	220,764	395,325	100,259	59,802	3,642,384

Controlling interest	~~W~~	2,256,576	609,350	220,850	395,325	100,259	(178,863)	3,403,497
Non-controlling interests		76	232	(86)	—	—	238,665	238,887

(*)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

(c)	The following tables provide information of net interest income (expense) of each operating segment for the years ended December 31, 2017, 2018 and 2019:

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,113,584	1,517,399	427,888	727,975	56,107	—	7,842,953
Internal transactions		(5,696)	(16,345)	5,159	(58)	13,124	3,816	—

	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,714,568	1,602,849	423,156	762,978	76,538	—	8,580,089
Internal transactions		(6,755)	(19,749)	5,939	(1,236)	19,080	2,721	—

	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	5,995,097	1,781,266	450,268	1,647,988	103,161	(239,816)	9,737,964
Internal transactions		(5,635)	(27,300)	7,584	(193)	24,403	1,141	—

	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,564	(238,675)	9,737,964

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2017, 2018 and 2019:

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,349	384,356	306,407	60,555	115,287	—	1,710,954
Internal transactions		(27,554)	(24,948)	(8,689)	(7,284)	65,223	3,252	—

	~~W~~	816,795	359,408	297,718	53,271	180,510	3,252	1,710,954

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	872,631	464,342	400,227	77,145	124,652	—	1,938,997
Internal transactions		(21,985)	(31,299)	(11,283)	(7,365)	74,176	(2,244)	—

	~~W~~	850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	1,157,020	254,139	361,526	175,171	192,663	—	2,140,519
Internal transactions		(206,631)	149,120	(10,223)	(7,847)	79,581	(4,000)	—

	~~W~~	950,389	403,259	351,303	167,324	272,244	(4,000)	2,140,519

Financial information of geographical area
(e)	Financial information of geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2017, 2018 and 2019.

	2017 (*2)		2018	2019
Domestic	~~W~~	3,504,780	4,023,916	4,378,239
Overseas		325,246	475,498	668,011

	~~W~~	3,830,026	4,499,414	5,046,250

The following table provides information of non-current assets by geographical area as of December 31, 2018 and 2019.

	2018		2019
Domestic	~~W~~	7,597,266	9,816,600
Overseas		201,574	314,052

	~~W~~	7,798,840	10,130,652

(*1)	Non-current assets comprise property and equipment, intangible assets and investment properties.
(*2)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.